Income Taxes - Effective Income Tax Rate Reconciliation (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Statutory tax rate			35.00%	35.00%	35.00%
State taxes, net of federal tax benefit			0.00%	0.00%	1.60%
Valuation allowance			(22.50%)	3.50%	(5.70%)
Foreign income taxes			0.00%	0.00%	0.10%
Goodwill			0.00%	0.00%	(9.10%)
Deconsolidation of CEOC			0.00%	(40.10%)	0.00%
Stock-based compensation			(0.80%)	0.20%	(0.50%)
Acquisition and integration costs			0.00%	0.00%	(0.40%)
Reserves for uncertain tax positions			0.00%	0.00%	0.30%
Sale of stock of subsidiary			0.00%	0.00%	(0.50%)
Disallowed losses on sale to related party			(0.00%)	(0.00%)	(3.80%)
Nondeductible restructuring expenses			(16.80%)	(0.00%)	(0.00%)
Noncontrolling interests			4.80%	(0.70%)	0.90%
Other			(0.10%)	0.00%	0.10%
Effective tax rate	(15.90%)	(2.30%)	(0.40%)	(2.10%)	18.00%